Stockholders' Equity, Preferred Stock and Common Stock - Additional Information (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Preference shares, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	127,325,116	127,123,954	60,930,932
Common stock, shares outstanding (in shares)	127,325,116	127,123,954	60,930,932